DESCRIPTION OF BUSINESS AND NATURE OF OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2020
EVGO HOLDCO, LLC AND EVGO SERVICES, LLC
Summary of Restatement Effects from the Correction of this Error

	Successor period from January 16, 2020 to September 30, 2020
	Previously Reported (Unaudited)	Adjustment	As Restated (Unaudited)
Consolidated Statement of Operations
Transaction bonus expense	—	5,316,124	5,316,124
Total operating expenses	26,694,489	5,316,124	32,010,613
Operating loss	(35,959,659)	(5,316,124)	(41,275,783)
Net loss	(26,954,514)	(5,316,124)	(32,270,638)
Consolidated Statement of Cash Flows
Net loss	(26,954,514)	(5,316,124)	(32,270,638)
Net cash used in operating activities	(17,797,172)	(5,316,124)	(23,113,296)
Contribution	—	5,316,124	5,316,124
Net cash provided by financing activities	35,279,483	5,316,124	40,595,607

	As of September 30, 2020
	Previously Reported (Unaudited)	Adjustment	As Restated (Unaudited)
Consolidated Balance Sheet
Goodwill	26,294,686	(4,183,520)	22,111,166
Member’s Equity	108,955,676	(4,183,520)	104,772,156